DECONSOLIDATION OF TWO SUBSIDIARIES (Details - Assets and liabilties)	12 Months Ended
Mar. 31, 2024 USD ($)
Loss on deconsolidation of a subsidiary	$ 84,018
Farvision Digital Technology Group Inc [Member]
Cash	0
Working capital (exclude cash), net	158,178
Carrying value of net assets	158,178
Fair value of the consideration received	74,160
Loss on deconsolidation of a subsidiary	(84,018)
Lowell Academy [Member]
Cash	2,386
Working capital (exclude cash), net	81,773
Carrying value of net assets	84,032
Loss on deconsolidation of a subsidiary	(79,387)
Carrying value of net assets contributed to the Company (70%)	58,822
Carrying value of the noncontrolling interest	20,565
Carrying value of net assets divested by the Company	79,387
Fair value of the consideration	$ 0